Revenue and other operating income - Schedule of revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 222,849	$ 170,177
Lease income	40,213	37,957
Total revenue	263,062	208,134	[1]
Other operating income	7,636	4,673	[1]
Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	223,395	171,039
Lease income	31,844	37,957
Total revenue	255,239	208,996
Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	29,166	24,786
Total revenue	29,166	24,786
Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	546	862
Lease income	20,797	24,786
Total revenue	21,343	25,648
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	83,574	65,626
Pool Revenue | Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	83,580	65,615
Pool Revenue | Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	6	(11)
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	139,275	104,551
Spot Voyages | Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	139,815	105,424
Spot Voyages | Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	540	873
Time Charters
Disclosure Of Revenue Sources [Line Items]
Lease income	40,213	37,957
Time Charters | Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Lease income	31,844	37,957
Time Charters | Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Lease income	29,166	24,786
Time Charters | Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Lease income	$ 20,797	$ 24,786

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.